SHAREHOLDERS' EQUITY (Tables)	12 Months Ended
Dec. 31, 2016
Stockholders' Equity Note [Abstract]
Schedule of Stock Options Activity

	Number of options	Weighted- average exercise price	Weighted- average remaining contractual term (in years)	Aggregate intrinsic value

Outstanding at January 1, 2016	566,145	$1.45	-	-
Granted	397,674	$1.15	9.58	-
Exercised	-	$-	-	-
Expired and forfeited	12,000	$1.07	-	-

Outstanding at December 31, 2016	951,819	$1.45	4.90	$-

Vested and expected to vest	851,980	$1.38	5.22	$-

Exercisable at December 31, 2016	302,750	$1.63	0.80	$-

Schedule of Stock-based Compensation Expenses
	Year ended December 31,
	2016	2015	2014

Cost of revenues	$8	$17	$11
Research and development	30	45	13
Selling and marketing	12	12	1
General and administrative	155	96	59

	$205	$170	$84

Schedule of Options and Warrants
Issuance date	In connection with	Number of options granted	Options exercisable	Exercise price per share	Exercisable through

April 1, 2015	consultant	80,000	-	0.88	April 2020